Stock-Based Compensation - Schedule of Restricted Stock Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Forfeited (in shares)			(8,532)
Weighted-Average Grant Date Fair Value
Forfeited (in USD per share)			$ 29.30
Restricted Stock Awards
Number of Shares
Beginning Balance (in shares)	35,244	36,176	57,448
Granted (in shares)	28,946	35,244	44,708
Vested (in shares)	(35,244)	(36,176)	(57,448)
Ending Balance (in shares)	28,946	35,244	36,176
Weighted-Average Grant Date Fair Value
Beginning Balance (in USD per share)	$ 37.17	$ 29.30	$ 11.75
Granted (in USD per share)	44.44	37.17	29.30
Vested (in USD per share)	37.17	29.30	11.75
Ending Balance (in USD per share)	$ 44.44	$ 37.17	$ 29.30